Related Party Transactions - Schedule of Major Related Parties Transaction (Details)	6 Months Ended
Jun. 30, 2026
Shengda Group [Member]
Schedule of Major Related Parties Transaction [Line Items]
Relationship with the Group	An entity ultimately controlled by Mr. Ye Zaichang, the Company’s Chief Executive Officer
Mr. Lei Zhunfu [Member]
Schedule of Major Related Parties Transaction [Line Items]
Relationship with the Group	Chief Technology Officer and Chief Operating Officer of the Company